United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-4018

                      (Investment Company Act File Number)


                           Federated High Yield Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED HIGH YIELD TRUST
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

       Foreign                                                                    Value in
      Currency                                                                ------------------
         Par                                                                    U.S. Dollars
      ----------
      Amount or
      Principal
     - Amount -

                        CORPORATE BONDS--96.2%
                        Aerospace / Defense--1.7%
  $    975,000          Alliant Techsystems, Inc., Sr. Sub. Note,
                        8.50%, 5/15/2011                                $         1,028,625
       550,000          Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                 570,625
       775,000    (3)   Condor Systems, Inc., Sr. Sub. Note, Series
                        B, 11.875%, 5/1/2009                                         542
       350,000          K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                        11/15/2014                                                 354,375
      1,000,000         L-3 Communications Corp., Sr. Sub. Note,
                        6.125%, 1/15/2014                                          980,000
       850,000          L-3 Communications Holdings, Inc., Sr. Sub.
                        Note, 5.875%, 1/15/2015                                    820,250
       575,000   (1,2)  L-3 Communications Holdings, Inc., Sr. Sub.
                        Note, 6.375%, 10/15/2015                                   569,250
       600,000          TransDigm, Inc., Sr. Sub. Note, 8.375%,
                        7/15/2011                                                  624,000
                            TOTAL                                                 4,947,667
                                Automotive--5.1%
       975,000          Advanced Accessory Systems LLC, Sr. Note,
                        10.75%, 6/15/2011                                          833,625
      1,225,000         Cooper-Standard Automotive, Inc., Sr. Sub.
                        Note, 8.375%, 12/15/2014                                   924,875
      2,300,000         Ford Motor Co., Unsecd. Note, 7.45%,
                        7/16/2031                                                 1,633,000
      2,350,000         General Motors Acceptance Corp., 6.875%,
                        9/15/2011                                                 2,125,732
      2,325,000         General Motors Acceptance Corp., 8.00%,
                        11/1/2031                                                 2,286,098
      2,100,000         General Motors Corp., Bond, Series EMTN,
                        8.375%, 7/5/2033                                          1,704,658
       875,000          Stanadyne Corp., Sr. Sub. Note, 10.00%,
                        8/15/2014                                                  847,656
       625,000          Stanadyne Holdings, Inc., Sr. Disc. Note,
                        2/15/2015                                                  332,031
      1,050,000         Stoneridge, Inc., Company Guarantee, 11.50%,
                        5/1/2012                                                  1,086,750
       275,000          TRW Automotive, Inc., Sr. Note, 9.375%,
                        2/15/2013                                                  297,688
      1,100,000         TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                        2/15/2013                                                 1,234,750
       925,000          Tenneco Automotive, Inc., Sr. Sub. Note,
                        8.625%, 11/15/2014                                         868,344
       900,000          United Components, Inc., Sr. Sub. Note,
                        9.375%, 6/15/2013                                          895,500
                            TOTAL                                                15,070,707
                        Building Materials--3.3%
       975,000          AMH Holdings, Inc., Sr. Disc. Note,
                        0/11.25%, 3/1/2014                                         419,250
       700,000          Associated Materials, Inc., Company
                        Guarantee, 9.75%, 4/15/2012                                661,500
       800,000          Builders Firstsource, Inc., Note, 8.59%,
                        2/15/2012                                                  816,000
       650,000          Collins & Aikman Floorcoverings, Inc.,
                        Company Guarantee, 9.75%, 2/15/2010                        601,250
       825,000          ERICO International Corp., Sr. Sub. Note,
                        8.875%, 3/1/2012                                           858,000
       475,000   (1,2)  Goodman Global Holdings, Inc., Floating Rate
                        Note, 6.62125%, 6/15/2012                                  472,625
      1,075,000  (1,2)  Goodman Global Holdings, Inc., Sr. Sub.
                        Note, 7.875%, 12/15/2012                                  1,015,875
       750,000          Legrand SA, Sr. Note, 10.50%, 2/15/2013                    852,187
       375,000          Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                        9.00%, 11/1/2011                                           386,250
      2,200,000         Norcraft Holdings LP, Sr. Disc. Note,
                        0/9.75%, 9/1/2012                                         1,551,000
      1,200,000         Nortek Holdings, Inc., Sr. Disc. Note,
                        0/10.75%, 3/1/2014                                         732,000
       550,000          Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                        9/1/2014                                                   530,750
       225,000          Ply Gem Industries, Inc., Sr. Sub. Note,
                        9.00%, 2/15/2012                                           193,500
       200,000   (1,2)  Texas Industries, Inc., Sr. Note, 7.25%,
                        7/15/2013                                                  208,000
       525,000          U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                        4/1/2014                                                   526,313
                            TOTAL                                                 9,824,500
                                 Chemicals--6.0%
       475,000   (1,2)  Aventine Renewable Energy Holdings, Inc.,
                        Floating Rate Note - Sr. Secured Note,
                        9.87%, 12/15/2011                                          496,375
      1,125,000  (1,2)  Borden U.S. Finance Corp., Sr. Secd. Note,
                        9.00%, 7/15/2014                                          1,116,562
       675,000          Compass Minerals Group, Inc., Sr. Sub. Note,
                        10.00%, 8/15/2011                                          732,375
      1,525,000         Compass Minerals International, Inc., Sr.
                        Disc. Note, 0/12.75%, 12/15/2012                          1,387,750
      1,793,000         Crystal US Holdings, Sr. Disc. Note,
                        10/1/2014                                                 1,264,065
       819,000          Crystal US Holdings, Sr. Sub. Note, 9.625%,
                        6/15/2014                                                  912,161
      1,250,000         Equistar Chemicals LP, Sr. Note, 10.125%,
                        9/1/2008                                                  1,364,062
       825,000          Huntsman Advanced Materials, Inc., Sr. Secd.
                        Note, 11.00%, 7/15/2010                                    942,563
       684,000          Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                        10.125%, 7/1/2009                                          707,940
       975,000   (1,2)  Invista, Unit, 9.25%, 5/1/2012                            1,050,563
       700,000          Koppers, Inc., Sr. Secd. Note, 9.875%,
                        10/15/2013                                                 763,000
      1,275,000         Lyondell Chemical Co., Sr. Secd. Note,
                        9.50%, 12/15/2008                                         1,341,938
      1,000,000         Lyondell Chemical Co., Sr. Sub. Note,
                        10.875%, 5/1/2009                                         1,045,000
       149,000          Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014               111,378
      1,375,000         Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013              1,433,438
       950,000   (1,2)  Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                  935,750
       550,000   (1,2)  PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                  508,750
      1,000,000         Polypore, Inc., Sr. Sub. Note, 8.75%,
                        5/15/2012                                                  900,000
       425,000          Union Carbide Corp., Deb., 7.50%, 6/1/2025                 456,500
       300,000          Union Carbide Corp., Sr. Deb., 7.875%,
                        4/1/2023                                                   330,691
                            TOTAL                                                17,800,861
                        Construction Machinery--0.7%
      1,025,000         Case New Holland, Sr. Note, 9.25%, 8/1/2011               1,091,625
      5,525,000   (3)   Clark Material Handling Corp., Sr. Note,
                        10.75%, 11/15/2006                                            0
       300,000          Columbus McKinnon Corp., Sr. Secd. Note,
                        10.00%, 8/1/2010                                           331,500
       625,000          NationsRent Cos., Inc., Sr. Secd. Note,
                        9.50%, 10/15/2010                                          685,938
                            TOTAL                                                 2,109,063
                        Consumer Products--4.9%
      1,150,000         AAC Group Holding Corp., Sr. Disc. Note,
                        0/10.25%, 10/1/2012                                        833,750
       750,000          Alltrista Corp., Unsecd. Note, 9.75%,
                        5/1/2012                                                   776,250
       450,000          American Achievement Corp., Sr. Sub. Note,
                        8.25%, 4/1/2012                                            459,000
      1,100,000         Ames True Temper, Inc., Sr. Sub. Note,
                        10.00%, 7/15/2012                                          852,500
       750,000          Church and Dwight, Inc., Sr. Sub. Note,
                        6.00%, 12/15/2012                                          742,500
       850,000    (3)   Diamond Brands Operating Corp., Sr. Sub.
                        Note, 10.125%, 4/15/2008                                      0
      1,450,000   (3)   Diamond Brands, Inc., Sr. Disc. Deb.,
                        12.875%, 4/15/2009                                            0
       575,000   (1,2)  Doane Pet Care Co., Sr. Sub. Note, 10.625%,
                        11/15/2015                                                 587,219
      2,700,000         Jostens Holding Corp., Discount Bond,
                        0/10.25%, 12/1/2013                                       1,984,500
       875,000          Jostens IH Corp., Sr. Sub. Note, 7.625%,
                        10/1/2012                                                  872,813
       200,000          K2, Inc., Sr. Note, 7.375%, 7/1/2014                       198,500
       475,000          Leiner Health Products, Unsecd. Note,
                        11.00%, 6/1/2012                                           444,125
      1,125,000         Playtex Products, Inc., Company Guarantee,
                        9.375%, 6/1/2011                                          1,191,094
       575,000          Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                        6/15/2014                                                  589,375
      1,100,000  (1,2)  Simmons Co., Sr. Disc. Note, 0/10.00%,
                        12/15/2014                                                 577,500
       400,000          Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014              364,000
      1,850,000         Spectrum Brands, Inc., Sr. Sub. Note,
                        7.375%, 2/1/2015                                          1,609,500
       530,000          Tempur World, Sr. Sub. Note, 10.25%,
                        8/15/2010                                                  573,063
      1,325,000         True Temper Sports, Inc., Sr. Sub. Note,
                        8.375%, 9/15/2011                                         1,199,125
       480,000          WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                518,400
                            TOTAL                                                14,373,214
                                  Energy--1.9%
      1,000,000  (1,2)  Chesapeake Energy Corp., Sr. Note, 6.875%,
                        11/15/2020                                                 990,000
       250,000   (1,2)  Grant Prideco, Inc., Sr. Unsecd. Note,
                        6.125%, 8/15/2015                                          248,750
       925,000          Petroleum Helicopters, Inc., Company
                        Guarantee, Series B, 9.375%, 5/1/2009                      982,813
       550,000   (1,2)  Pogo Producing Co., Sr. Sub. Note, 6.875%,
                        10/1/2017                                                  539,000
       500,000          Range Resources Corp., Sr. Sub. Note,
                        6.375%, 3/15/2015                                          490,000
       400,000          Range Resources Corp., Sr. Sub. Note,
                        7.375%, 7/15/2013                                          414,000
      1,500,000         Swift Energy Co., Sr. Sub. Note, 9.375%,
                        5/1/2012                                                  1,616,250
       200,000   (1,2)  Targa Resources, Inc., Sr. Note, 8.50%,
                        11/1/2013                                                  205,500
                            TOTAL                                                 5,486,313
                        Entertainment--2.4%
       150,000          AMC Entertainment, Inc., Sr. Sub. Note,
                        8.00%, 3/1/2014                                            135,000
       875,000          AMC Entertainment, Inc., Sr. Sub. Note,
                        9.875%, 2/1/2012                                           864,062
       375,000          Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013               396,562
      2,400,000         Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                        3/15/2014                                                 1,782,000
       900,000          Intrawest Corp., Sr. Note, 7.50%, 10/15/2013               910,125
      1,525,000         Loews Cineplex Entertainment Corp., Sr. Sub.
                        Note, 9.00%, 8/1/2014                                     1,534,531
      1,300,000         Universal City Development Partners Ltd.,
                        Sr. Note, 11.75%, 4/1/2010 1,462,500 TOTAL 7,084,780
                               Environmental--0.9%
      1,600,000         Allied Waste North America, Inc., Company
                        Guarantee, Series B, 8.875%, 4/1/2008                     1,692,000
       750,000          Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                        7/15/2012                                                  847,500
                            TOTAL                                                 2,539,500
                        Financial Institutions--0.3%
      1,025,000  (1,2)  American Real Estate Partners LP Finance,
                        Sr. Note, 7.125%, 2/15/2013 1,012,187 Food &
                        Beverage--6.3%
      2,125,000         ASG Consolidated LLC, Sr. Disc. Note,
                        0/11.50%, 11/1/2011                                       1,668,125
       544,000          Agrilink Foods, Inc., Company Guarantee,
                        11.875%, 11/1/2008                                         558,960
       850,000          American Seafoods Group LLC, Company
                        Guarantee, 10.125%, 4/15/2010                              903,125
       675,000          B&G Foods Holdings Corp., Sr. Note, 8.00%,
                        10/1/2011                                                  688,500
      1,100,000  (1,2)  Central European Distribution Corp., Sr.
                        Secd. Note, 8.00%, 7/25/2012                              1,390,277
      1,000,000         Constellation Brands, Inc., Sr. Sub. Note,
                        8.125%, 1/15/2012                                         1,045,000
       550,000          Cott Beverages, Inc., Company Guarantee,
                        8.00%, 12/15/2011                                          566,500
      1,550,000  (1,2)  Del Monte Corp., Sr. Sub. Note, 6.75%,
                        2/15/2015                                                 1,488,000
       475,000          Eagle Family Foods, Inc., Sr. Sub. Note,
                        8.75%, 1/15/2008                                           361,000
      1,075,000         Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                        11/15/2013                                                1,108,594
       900,000          National Beef Packaging Co. LLC, Sr. Note,
                        10.50%, 8/1/2011                                           933,750
      1,100,000         Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                        7/15/2012                                                 1,111,000
       925,000          Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                        11/15/2013                                                1,008,250
      1,450,000         Reddy Ice Group, Inc., Sr. Disc. Note,
                        0/10.50%, 11/1/2012                                       1,138,250
      2,225,000         Smithfield Foods, Inc., Note, 7.75%,
                        5/15/2013                                                 2,369,625
       475,000          Swift & Co., Sr. Note, 10.125%, 10/1/2009                  502,313
       600,000          Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010               642,000
      1,175,000         UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                        7/15/2012                                                 1,016,375
                            TOTAL                                                18,499,644
                                  Gaming--4.3%
       700,000          155 East Tropicana LLC, Sr. Secd. Note,
                        8.75%, 4/1/2012                                            682,500
       950,000          Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
                        4/15/2012                                                 1,023,625
       350,000          Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                        11/15/2014                                                 346,500
       800,000   (1,2)  Kerzner International Ltd., Sr. Sub. Note,
                        6.75%, 10/1/2015                                           778,000
      1,200,000         MGM Mirage, Sr. Note, 5.875%, 2/27/2014                   1,143,000
       800,000   (1,2)  MGM Mirage, Sr. Note, 6.625%, 7/15/2015                    794,000
      1,000,000         MTR Gaming Group, Inc., Company Guarantee,
                        Series B, 9.75%, 4/1/2010                                 1,055,000
       475,000          Magna Entertainment Corp., Conv. Note,
                        7.25%, 12/15/2009                                          529,169
      2,000,000         Mandalay Resort Group, Sr. Sub. Note,
                        10.25%, 8/1/2007                                          2,145,000
       900,000          Park Place Entertainment Corp., Sr. Sub.
                        Note, 7.875%, 3/15/2010                                    970,875
       950,000          Park Place Entertainment Corp., Sr. Sub.
                        Note, 8.125%, 5/15/2011                                   1,047,375
       550,000          Penn National Gaming, Inc., Company
                        Guarantee, 8.875%, 3/15/2010                               578,875
       225,000   (1,2)  San Pasqual Casino Development Group, Inc.,
                        Sr. Note, 8.00%, 9/15/2013                                 224,156
       925,000          Station Casinos, Inc., Sr. Note, 6.00%,
                        4/1/2012                                                   927,313
       500,000   (1,2)  Tunica-Biloxi Gaming Authority, Sr. Unsecd.
                        Note, 9.00%, 11/15/2015                                    502,500
                            TOTAL                                                12,747,888
                                Healthcare--5.9%
       450,000   (1,2)  AMR Holding Co. /Emcare Holding Co., Sr.
                        Sub. Note, 10.00%, 2/15/2015                               477,000
       750,000   (1,2)  Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013               761,250
      1,700,000         AmeriPath, Inc., Company Guarantee, 10.50%,
                        4/1/2013                                                  1,785,000
       525,000          Bio Rad Laboratories, Inc., Sr. Sub. Note,
                        6.125%, 12/15/2014                                         518,437
      2,950,000         CDRV Investors, Inc., Sr. Disc. Note,
                        0/9.625%, 1/1/2015                                        1,784,750
       775,000          Concentra Operating Corp., Sr. Sub. Note,
                        9.50%, 8/15/2010                                           802,125
      1,150,000  (1,2)  Fisher Scientific International, Inc., Sr.
                        Sub. Note, 6.125%, 7/1/2015                               1,151,437
      1,125,000         HCA, Inc., Note, 8.75%, 9/1/2010                          1,241,086
       725,000          HCA, Inc., Sr. Note, 6.375%, 1/15/2015                     723,973
      1,250,000         HCA, Inc., Sr. Note, 6.75%, 7/15/2013                     1,280,065
      1,225,000         HCA, Inc., Sr. Note, 7.50%, 11/6/2033                     1,237,880
       925,000   (1,2)  National Mentor, Inc., Sr. Sub. Note,
                        9.625%, 12/1/2012                                          957,375
       675,000          Psychiatric Solutions, Inc., Sr. Sub. Note,
                        7.75%, 7/15/2015                                           702,000
       825,000          Sybron Dental Specialties, Inc., Company
                        Guarantee, 8.125%, 6/15/2012                               870,375
       750,000          Tenet Healthcare Corp., Note, 9.875%,
                        7/1/2014                                                   755,625
       400,000   (1,2)  Tenet Healthcare Corp., Sr. Note, 9.25%,
                        2/1/2015                                                   394,000
       425,000          VWR International, Inc., Sr. Sub. Note,
                        8.00%, 4/15/2014                                           422,875
       725,000          Vanguard Health Holdings II, Sr. Sub. Note,
                        9.00%, 10/1/2014                                           768,500
       400,000          Ventas Realty LP, Sr. Note, 6.625%,
                        10/15/2014                                                 407,000
       425,000          Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015               444,125
                            TOTAL                                                17,484,878
                        Industrial - Other--6.5%
      1,325,000         ALH Finance LLC/ALH Finance Corp., Sr. Sub.
                        Note, 8.50%, 1/15/2013                                    1,238,875
      1,000,000         Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012              1,020,000
       525,000          American Tire Distributors, Inc., Sr. Note,
                        10.75%, 4/1/2013                                           477,750
       600,000   (1,2)  Amsted Industries, Inc., Sr. Note, 10.25%,
                        10/15/2011                                                 651,750
      1,475,000         Brand Services, Inc., Company Guarantee,
                        12.00%, 10/15/2012                                        1,556,125
       650,000          Coleman Cable, Inc., Sr. Note, 9.875%,
                        10/1/2012                                                  555,750
       675,000          Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                        5/15/2011                                                  712,125
      1,000,000         Hawk Corp., Sr. Note, 8.75%, 11/1/2014                    1,005,000
       920,000          Interline Brands, Inc., Sr. Sub. Note,
                        11.50%, 5/15/2011                                         1,025,800
      1,300,000  (1,2)  Knowledge Learning Corp., Sr. Sub. Note,
                        7.75%, 2/1/2015                                           1,235,000
      1,025,000         Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                        5/1/2012                                                  1,086,500
       819,013          NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012               851,774
      2,117,000  (1,2)  Neenah Corp., Sr. Secd. Note, 11.00%,
                        9/30/2010                                                 2,328,700
         184     (1,2)  Neenah Corp., Sr. Sub. Note, 13.00%,
                        9/30/2013                                                    186
       900,000          Norcross Safety Products, Sr. Sub. Note,
                        Series B, 9.875%, 8/15/2011                                949,500
       650,000   (1,2)  Panolam Industries International, Inc., Sr.
                        Sub. Note, 10.75%, 10/1/2013                               627,250
       950,000          Rexnord Corp., Company Guarantee, 10.125%,
                        12/15/2012                                                1,030,750
       175,000   (1,2)  Safety Products Holdings, Inc., Sr. Note,
                        11.75%, 1/1/2012                                           182,000
      1,175,000         Sensus Metering Systems, Inc., Sr. Sub.
                        Note, 8.625%, 12/15/2013                                  1,045,750
      1,075,000         Superior Essex Communications LLC, Sr. Note,
                        9.00%, 4/15/2012                                          1,064,250
       550,000          Valmont Industries, Inc., Sr. Sub. Note,
                        6.875%, 5/1/2014                                           558,250
                            TOTAL                                                19,203,085
                                  Lodging--1.8%
       750,000          Gaylord Entertainment Co., Sr. Note, 6.75%,
                        11/15/2014                                                 727,500
      1,500,000  (1,2)  Grupo Posadas SA de C.V., Sr. Note, 8.75%,
                        10/4/2011                                                 1,578,750
       269,000          HMH Properties, Inc., Sr. Note, Series B,
                        7.875%, 8/1/2008                                           274,380
       800,000          Host Marriott LP, Company Guarantee, 6.375%,
                        3/15/2015                                                  798,000
       550,000          Lodgenet Entertainment, Sr. Sub. Note,
                        9.50%, 6/15/2013                                           602,250
      1,125,000         Royal Caribbean Cruises Ltd., Sr. Note,
                        8.00%, 5/15/2010                                          1,227,656
                            TOTAL                                                 5,208,536
                        Media - Cable--3.2%
      1,950,000         CSC Holdings, Inc., Sr. Note, 7.875%,
                        12/15/2007                                                1,998,750
       425,000          Cablevision Systems Corp., Sr. Note, Series
                        WI, 8.00%, 4/15/2012                                       408,000
       584,000          Charter Communications Holdings Capital
                        Corp., Sr. Disc. Note, Series 144A, 11.00%,
                        10/1/2015                                                  503,700
       727,000   (1,2)  Charter Communications Holdings Capital
                        Corp., Sr. Disc. Note, Series 144A, 9.92%,
                        4/1/2014                                                   450,740
      2,050,000         Charter Communications Holdings II, Sr.
                        Note, 10.25%, 9/15/2010                                   2,050,000
      1,475,000  (1,2)  Kabel Deutschland GMBH Industrial, Company
                        Guarantee, Series 144A, 10.75%, 7/1/2014                  1,965,099
       300,000          Rogers Cablesystems Ltd., Sr. Sub. GTD.
                        Note, 11.00%, 12/1/2015                                    317,250
      1,450,000  (1,2)  Unity Media Gmbh, Sr. Note, 10.375%,
                        2/15/2015                                                 1,518,875
       225,000   (1,2)  Videotron Ltee, Sr. Note, 6.375%, 12/15/2015               224,156
                            TOTAL                                                 9,436,570
                        Media - Non-Cable--8.9%
       600,000          Advanstar Communications, Company Guarantee,
                        Series B, 12.00%, 2/15/2011                                639,000
      1,375,000         Advanstar, Inc., Company Guarantee, Series
                        B, 15.00%, 10/15/2011                                     1,442,031
       886,204          Affinity Group Holding, Inc., Sr. Note,
                        10.875%, 2/15/2012                                         846,325
       675,000          Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                        2/15/2012                                                  676,687
      1,175,000         CBD Media Holdings, Sr. Note, 9.25%,
                        7/15/2012                                                 1,166,187
       325,000          CBD Media LLC, Sr. Sub. Note, 8.625%,
                        6/1/2011                                                   333,125
       100,000          DIRECTV Holdings LLC, Sr. Note, 6.375%,
                        6/15/2015                                                  98,625
      1,170,000         DIRECTV Holdings LLC, Sr. Note, 8.375%,
                        3/15/2013                                                 1,275,300
       436,000          Dex Media East LLC, Company Guarantee,
                        12.125%, 11/15/2012                                        510,120
      2,134,000         Dex Media West LLC, Sr. Sub. Note, Series B,
                        9.875%, 8/15/2013                                         2,371,407
      1,225,000         Dex Media, Inc., Discount Bond, 0/9.00%,
                        11/15/2013                                                 976,937
      1,875,000         Echostar DBS Corp., Sr. Note, 6.375%,
                        10/1/2011                                                 1,823,437
       525,000          Emmis Communications Corp., Floating Rate
                        Note - Sr. Note, 9.745%, 6/15/2012                         528,281
      1,725,000         Houghton Mifflin Co., Sr. Disc. Note,
                        0/11.50%, 10/15/2013                                      1,330,406
       675,000   (1,2)  Intelsat Bermuda Ltd., Sr. Note, 8.625%,
                        1/15/2015                                                  680,063
       800,000   (1,2)  Lamar Media Corp., Sr. Sub. Note, 6.625%,
                        8/15/2015                                                  806,000
       350,000   (1,2)  Lin Television Corp., Sr. Sub. Note, 6.50%,
                        5/15/2013                                                  336,875
       950,000          NBC Acqusition Corp., Sr. Disc. Note,
                        0/11.00%, 3/15/2013                                        681,625
       475,000          Nebraska Book Co., Inc., Sr. Sub. Note,
                        8.625%, 3/15/2012                                          439,375
       825,000          PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                 870,375
      2,750,000         PanAmSat Holding Corp., Discount Bond,
                        11/1/2014                                                 1,931,875
      1,150,000         R. H. Donnelly Finance Corp., Sr. Sub. Note,
                        10.875%, 12/15/2012                                       1,308,125
       850,000   (1,2)  Rainbow National Services LLC, Sr. Sub.
                        Note, 10.375%, 9/1/2014                                    930,750
       350,000          Readers Digest Association, Inc., Sr. Note,
                        Series 144A, 6.50%, 3/1/2011                               343,000
       875,000          Vertis, Inc., Sr. Note, Series B, 10.875%,
                        6/15/2009                                                  855,313
      1,150,000  (1,2)  WDAC Subsidiary Corp., Sr. Note, Series
                        144A, 8.50%, 12/1/2014                                    1,333,818
       861,000          Yell Finance BV, Sr. Disc. Note, 0/13.50%,
                        8/1/2011                                                   886,830
       300,000          Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                327,000
       459,485          Ziff Davis Media, Inc., Company Guarantee,
                        Series, 12.00%, 8/12/2009                                  449,147
                            TOTAL                                                26,198,039
                              Metals & Mining--1.3%
       350,000          Aleris International, Inc., Sr. Note, 9.00%,
                        11/15/2014                                                 366,625
      1,250,000         Aleris International, Inc., Sr. Secd. Note,
                        10.375%, 10/15/2010                                       1,373,438
       925,000   (1,2)  Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                  869,500
       600,000          Ryerson Tull, Inc., Sr. Note, 9.125%,
                        7/15/2006                                                  611,250
       598,000          United States Steel Corp., Sr. Note, 9.75%,
                        5/15/2010                                                  652,568
                            TOTAL                                                 3,873,381
                                 Packaging--1.8%
      1,200,000         Berry Plastics Corp., Company Guarantee,
                        10.75%, 7/15/2012                                         1,266,000
       650,000   (1,2)  Crown Americas LLC, Sr. Note, 7.75%,
                        11/15/2015                                                 666,250
       525,000          Graham Packaging Co., Sub. Note, 8.50%,
                        10/15/2012                                                 517,125
      1,000,000         Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                        8/1/2012                                                  1,067,500
       275,000    (3)   Huntsman Packaging Corp., Company Guarantee,
                        13.00%, 6/1/2010                                           53,625
      1,475,000         Owens-Illinois, Inc., Sr. Note, 7.35%,
                        5/15/2008                                                 1,497,125
       411,058   (1,3)  Russell Stanley Holdings, Inc., Sr. Sub.
                        Note, 9.00%, 11/30/2008                                    192,375
                            TOTAL                                                 5,260,000
                                   Paper--4.3%
       775,000          Abitibi-Consolidated, Inc., Sr. Note,
                        8.375%, 4/1/2015                                           753,687
       350,000          Boise Cascade LLC, Floating Rate Note - Sr.
                        Note, 7.025%, 10/15/2012                                   341,250
       475,000          Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                        10/15/2014                                                 429,875
      3,800,000         Georgia-Pacific Corp., Sr. Note, 9.375%,
                        2/1/2013                                                  4,260,750
      1,350,000         Graphic Packaging International Corp., Sr.
                        Sub. Note, 9.50%, 8/15/2013                               1,282,500
       539,053   (1,2)  JSG Holding PLC, Sr. Note, 11.50%, 10/1/2015               580,252
       825,000          Jefferson Smurfit Corp., Company Guarantee,
                        8.25%, 10/1/2012                                           804,375
      1,425,000         MDP Acquisitions PLC, 9.625%, 10/1/2012                   1,417,875
      1,400,000         Mercer International, Inc., 9.25%, 2/15/2013              1,183,000
      1,100,000         NewPage Corp., Sr. Sub. Note, 12.00%,
                        5/1/2013                                                   995,500
      1,350,000         Tembec Industries, Inc., 8.50%, 2/1/2011                   816,750
                            TOTAL                                                12,865,814
                                Restaurants--0.4%
       500,000   (1,2)  El Pollo Loco, Inc., Sr. Note, 11.75%,
                        11/15/2013                                                 497,500
       825,000          Landry's Seafood Restaurants, Inc., Sr.
                        Note, Series B, 7.50%, 12/15/2014                          779,625
                            TOTAL                                                 1,277,125
                                 Retailers--2.0%
      1,200,000         Couche-Tard Financing Corp., Sr. Sub. Note,
                        7.50%, 12/15/2013                                         1,230,000
      1,191,000         FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                1,176,112
       375,000          General Nutrition Center, Sr. Sub. Note,
                        8.50%, 12/1/2010                                           324,375
       675,000          Hines Nurseries, Inc., Company Guarantee,
                        10.25%, 10/1/2011                                          664,875
       425,000   (1,2)  Neiman-Marcus Group, Inc., Sr. Sub. Note,
                        10.375%, 10/15/2015                                        431,906
      1,843,000         Penney (J.C.) Co., Inc., Note, 9.00%,
                        8/1/2012                                                  2,157,416
                            TOTAL                                                 5,984,684
                                 Services--1.1%
       325,000          CB Richard Ellis Services, Sr. Note, 9.75%,
                        5/15/2010                                                  355,875
       764,000          Global Cash Access LLC, Sr. Sub. Note,
                        8.75%, 3/15/2012                                           814,615
       950,000   (1,2)  HydroChem Industrial Services, Sr. Sub.
                        Note, 9.25%, 2/15/2013                                     916,750
       750,000          Insurance Automotive Auctions, Inc., Sr.
                        Note, 11.00%, 4/1/2013                                     789,324
       425,000          The Brickman Group Ltd., Sr. Sub. Note,
                        Series B, 11.75%, 12/15/2009                               471,750
                            TOTAL                                                 3,348,314
                                Technology--3.9%
       75,000    (1,2)  Activant Solutions, Inc., Floating Rate
                        Note, 10.05438%, 4/1/2010                                  77,250
       275,000   (1,2)  Activant Solutions, Inc., Floating Rate
                        Note, 10.065%, 4/1/2010                                    283,250
      1,125,000         Activant Solutions, Inc., Sr. Note, 10.50%,
                        6/15/2011                                                 1,226,250
       575,000          Danka Business Systems PLC, Sr. Note,
                        11.00%, 6/15/2010                                          485,875
       700,000          Freescale Semiconductor, Inc., Sr. Note,
                        7.125%, 7/15/2014                                          742,000
       475,000          MagnaChip Semiconductor S.A., Sr. Sub. Note,
                        Series WI, 8.00%, 12/15/2014                               441,750
       700,000   (1,2)  SS&C Technologies, Inc., Sr. Sub. Note,
                        11.75%, 12/1/2013                                          712,250
       650,000          Smart Modular Technologies, Inc., Sr. Secd.
                        Note, 9.55438%, 4/1/2012                                   682,500
      1,250,000  (1,2)  SunGard Data Systems, Inc., Sr. Note,
                        9.125%, 8/15/2013                                         1,300,000
      1,000,000  (1,2)  SunGard Data Systems, Inc., Sr. Sub. Note,
                        10.25%, 8/15/2015                                         1,015,000
       475,000          Telex Communications, Inc., Sr. Secd. Note,
                        11.50%, 10/15/2008                                         505,875
      1,425,000         UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                1,560,375
       875,000          Unisys Corp., Sr. Note, 6.875%, 3/15/2010                  800,625
      1,450,000         Xerox Corp., Sr. Note, 9.75%, 1/15/2009                   1,613,125
                            TOTAL                                                11,446,125
                                  Textile--0.4%
       425,000          Phillips Van Heusen Corp., Sr. Note, 8.125%,
                        5/1/2013                                                   444,125
       675,000          Warnaco Group, Inc., Sr. Note, 8.875%,
                        6/15/2013                                                  734,063
                            TOTAL                                                 1,178,188
                                  Tobacco--0.6%
      1,525,000  (1,2)  Commonwealth Brands, Inc., Sr. Sub. Secd.
                        Note, 10.625%, 9/1/2008                                   1,748,031
                        Transportation--0.6%
      4,950,000   (3)   AmeriTruck Distribution Corp., Sr. Sub.
                        Note, 12.25%, 11/15/2049                                      0
      1,600,000         Stena AB, Sr. Note, 9.625%, 12/1/2012                     1,752,000
      3,125,000   (3)   The Holt Group, Inc., Company Guarantee,
                        9.75%, 1/15/2006                                              0
                            TOTAL                                                 1,752,000
                        Utility - Electric--4.0%
       225,000          CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009               231,187
      1,400,000         Edison Mission Holding Co., Sr. Note,
                        9.875%, 4/15/2011                                         1,636,250
       413,908   (1,2)  FPL Energy National Wind, Note, 6.125%,
                        3/25/2019                                                  404,049
       970,000          NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                        12/15/2013                                                1,069,425
       125,000          Nevada Power Co., 6.50%, 4/15/2012                         128,438
       375,000          Nevada Power Co., Mtg. Note, Series L,
                        5.875%, 1/15/2015                                          371,323
      1,072,000         Nevada Power Co., Second Mortgage Notes,
                        9.00%, 8/15/2013                                          1,186,273
       300,000          Northwestern Corp., Note, 5.875%, 11/1/2014                299,983
      1,850,000         PSEG Energy Holdings, Sr. Note, 10.00%,
                        10/1/2009                                                 2,039,625
      1,075,000         Reliant Resources, Inc., Sr. Secd. Note,
                        9.25%, 7/15/2010                                          1,097,844
       825,000          Reliant Resources, Inc., Sr. Secd. Note,
                        9.50%, 7/15/2013                                           845,625
       625,000   (1,2)  Sierra Pacific Resources, Sr. Note, 6.75%,
                        8/15/2017                                                  632,813
       275,000          TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015               286,000
      1,475,000  (1,2)  Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014             1,585,625
                            TOTAL                                                11,814,460
                        Utility - Natural Gas--4.9%
      1,625,000         El Paso Corp., Sr. Note, 7.80%, 8/1/2031                  1,604,687
      1,950,000         El Paso Production Holding Co., Company
                        Guarantee, 7.75%, 6/1/2013                                2,008,500
      1,350,000         Holly Energy Partners LP, Sr. Note, 6.25%,
                        3/1/2015                                                  1,316,250
       550,000          Inergy LP, Sr. Note, 6.875%, 12/15/2014                    515,625
       200,000   (1,2)  Pacific Energy Partners LP, Sr. Note, 6.25%,
                        9/15/2015                                                  198,000
       750,000          Pacific Energy Partners LP, Sr. Note,
                        7.125%, 6/15/2014                                          783,750
       675,000   (1,2)  SemGroup LP, Sr. Note, 8.75%, 11/15/2015                   685,125
       800,000          Semco Energy, Inc., Sr. Note, 7.125%,
                        5/15/2008                                                  813,994
      1,500,000         Tennessee Gas Pipeline, Bond, 8.375%,
                        6/15/2032                                                 1,685,417
       850,000          Tennessee Gas Pipeline, Sr. Deb., 7.50%,
                        4/1/2017                                                   897,298
       925,000          Transcontinental Gas Pipe Corp., Sr. Note,
                        8.875%, 7/15/2012                                         1,059,125
      2,725,000         Williams Cos., Inc., Note, 7.625%, 7/15/2019              2,861,250
                            TOTAL                                                14,429,021
                        Wireless Communications--2.6%
      1,250,000  (1,2)  Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                   1,293,750
       550,000          Inmarsat Finance PLC, Sr. Disc. Note,
                        0/10.375%, 11/15/2012                                      451,000
       195,000          Inmarsat Finance PLC, Sr. Note, 7.625%,
                        6/30/2012                                                  199,388
       500,000          New Skies Satellites NV, Sr. Sub. Note,
                        9.125%, 11/1/2012                                          516,250
      1,400,000         Nextel Communications, Inc., Sr. Note,
                        Series E, 6.875%, 10/31/2013                              1,461,754
      1,375,000         Rogers Wireless, Inc., 6.375%, 3/1/2014                   1,373,281
       300,000          Rogers Wireless, Inc., Floating Rate Note -
                        Sr. Secured Note, 6.995%, 12/15/2010                       311,250
       150,000          Rogers Wireless, Inc., Sr. Secd. Note,
                        7.25%, 12/15/2012                                          158,438
       125,000          Rogers Wireless, Inc., Sr. Secd. Note,
                        7.50%, 3/15/2015                                           134,375
       575,000          Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                        12/15/2012                                                 611,656
       925,000          US Unwired, Inc., Sr. Secd. Note, 10.00%,
                        6/15/2012                                                 1,052,188
                            TOTAL                                                 7,563,330
                        Wireline Communications--4.2%
      2,500,000         AT&T Corp., Sr. Note, 9.75%, 11/15/2031                   3,079,250
       816,000          Alaska Communications Systems Holdings,
                        Inc., Sr. Note, 9.875%, 8/15/2011                          888,420
       975,000          Cincinnati Bell, Inc., Company Guarantee,
                        7.25%, 7/15/2013                                          1,018,875
       950,000          Citizens Communications Co., 9.00%, 8/15/2031              954,750
       375,000          Citizens Communications Co., Sr. Note,
                        6.25%, 1/15/2013                                           362,812
      1,175,000         MCI, Inc., Sr. Note, 8.735%, 5/1/2014                     1,299,844
      3,575,000         Qwest Corp., Note, 8.875%, 3/15/2012                      4,030,813
       925,000          Valor Telecommunications Enterprises, Sr.
                        Note, 7.75%, 2/15/2015                                     911,125
                            TOTAL                                                12,545,889
                            TOTAL CORPORATE BONDS
                        ---------------------------------------------
                            (IDENTIFIED COST $300,782,081)                       284,113,794

                        COMMON STOCKS & WARRANTS--0.5%
                                 Chemicals--0.1%
         395      (3)   General Chemical Industrial Products, Inc.                 125,977
         169            General Chemical Industrial Products, Inc.,
                        Warrants                                                      0
         228            General Chemical Industrial Products, Inc.,
                        Warrants                                                   28,158
                            TOTAL                                                  154,135
                              Food & Beverage--0.1%
       27,755           B&G Foods, Inc.                                            403,835
                        Industrial - Other--0.1%
       214,806   (1,3)  ACP Holdings Corp., Warrants                               424,242
                               Media - Cable--0.1%
        5,008     (3)   NTL, Inc.                                                  291,616
                        Media - Non-Cable--0.1%
        1,375    (1,3)  Advanstar, Inc., Warrants                                    14
        2,200     (3)   XM Satellite Radio, Inc., Warrants                         121,000
       22,000     (3)   Ziff Davis Media, Inc., Warrants                            2,200
                            TOTAL                                                  123,214
                              Metals & Mining--0.0%
       138,395    (3)   Royal Oak Mines, Inc.                                        450
                                   Other--0.0%
         469     (1,3)  CVC Claims Litigation LLC                                     0
                                 Packaging--0.0%
        1,000    (1,3)  Pliant Corp., Warrants                                        0
       45,000    (1,3)  Russell Stanley Holdings, Inc.                                0
                            TOTAL                                                     0
                                   Paper--0.0%
         900     (1,3)  MDP Acquisitions PLC, Warrants                             18,450
                        Wireline Communications--0.0%
       16,732     (3)   Viatel Holding (Bermuda) Ltd.                                334
                            TOTAL COMMON STOCKS & WARRANTS
                        ---------------------------------------------
                            (IDENTIFIED COST $11,492,097)                         1,416,276

                        PURCHASED PUT OPTION--0.0%
      5,900,000         BONY EURO PUT/USD CALL, Expiration Date
                        2/17/2006 (IDENTIFIED COST $110,330)                       57,230

                        PREFERRED STOCKS--0.5%
                        Media - Non-Cable--0.0%
         120            Ziff Davis Media, Inc., PIK Pfd., Series E-1               62,700
                                 Retailers--0.5%
        1,625           GNC Corporation, Exchangeable Pfd. Stock,
                        Series A                                                  1,304,062
                            TOTAL PREFERRED STOCKS
                        ---------------------------------------------
                            (IDENTIFIED COST $1,634,750)                          1,366,762

                        REPURCHASE AGREEMENT--1.1%
      3,310,000         Interest in $3,275,000,000 joint repurchase
                        agreement 4.04%, dated 11/30/2005, under
                        which Bank of America N.A., will repurchase
                        a U.S. Government Agency security with a
                        maturity of 7/1/2035 for $3,275,367,528 on
                        12/1/2005. The market value of the
                        underlying security at the end of the period
                        was $3,340,500,000.  (AT AMORTIZED
                        COST)                                                     3,310,000
                            TOTAL INVESTMENTS - 98.3%
                        =============================================
                            (IDENTIFIED COST $317,329,258)(4)                    290,264,062
                            OTHER ASSETS AND LIABILITIES - NET - 1.7%             4,934,512
                            TOTAL NET ASSETS - 100%                     $        295,198,574

==============================================================================
     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $48,834,295 which represents 16.5% of total net assets.
     2 Denotes a restricted security, including securities purchased under Rule
       144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At November 30, 2005, these securities amounted to $48,199,214 which represents 16.3% of total net assets.
       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2005, is as follows:
      Security                                 Acquisition Date    Acquisition
                                                                            Cost
      ACP Holdings Corp., Warrants             9/24/2003                     $
                                                                               0
      Advanstar, Inc., Warrants                2/14/2001             $ 112,987
      CVC Claims Litigation LLC                3/26/1997-8/19/1997 $ 4,646,903
      MDP Acquisitions PLC, Warrants           9/23/2002               $     0
      Pliant Corp., Warrants                   5/25/2000             $  36,389
      Russell Stanley Holdings, Inc., Sr.      2/25/1999-5/15/2005 $ 2,343,135
      Sub. Note, 9.00%, 11/30/2008 3 Non-income producing security.
     4 The cost of investments for federal tax purposes was $318,167,025. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $27,902,963. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,686,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,589,261.

------------------------------------------------------------------------------
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

GTD         --Guaranteed
PIK         --Payment in Kind




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Yield Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        January 24, 2006